Summary of Significant Accounting Policies (Details 3) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1
Fair Value Measurements
Cash equivalents	$ 98,929	$ 7,726	$ 6,807
Total Assets	98,929	7,726	6,807
Level 3
Fair Value Measurements
Contingent consideration			1,798
Total Liabilities			1,798
Total Fair Value
Fair Value Measurements
Cash equivalents	98,929	7,726	6,807
Total Assets	98,929	7,726	6,807
Contingent consideration			1,798
Total Liabilities			$ 1,798